Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure (Tables)	12 Months Ended
Dec. 31, 2020
Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure
Schedule of debt or long term debt to adjusted capital or equity ratio

As at December 31:	2020	2019
Total debt	$38,053	$35,418
Less: cash	(63,552)	(78,274)
Net debt	Not applicable	Not applicable
Shareholders’ equity	361,544	353,612
Net debt-to-adjusted capital ratio	Not applicable	Not applicable

As at December 31:	2020	2019
Long-term debt	$38,053	$35,418
Shareholders’ equity	361,544	353,612
Long-term debt-to-equity ratio	0.11	0.10